Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of consolidation — The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Cash and cash equivalents — Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities — All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income (expenses), net. The cost of investments sold is based on the average cost method. Dividend income earned are included in non-operating income (expenses), net.

Held-to-maturity investment — Our investments in U.S. Treasury Bills are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. We invest in U.S. Treasury Bills with maturities less than one year. Gross unrealized gains and losses are not material for any period presented. During the fiscal year 2024, we recognized interest income on the investments of $0.1 million, which is included in non-operating income (expenses), net.

Inventories — Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, plant and equipment — Property, plant and equipment is stated at cost including the cost of improvements and cost incurred to bring the asset at place of work. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 – 50 years
Plant and machinery	5 – 15 years
Furniture, fixtures and equipment	4 – 5 years
Motor vehicles	3 – 5 years
Leasehold improvements	Shorter of lease term or 2 – 5 years

Leases — The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. It uses the implicit rate when readily determinable. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company determines its land use rights contain operating leases of land under ASC 842. However, this determination does not result in any changes to the accounting for land use rights as the cost for land use rights are fully prepaid and no liabilities would be recorded.

When the Company is the lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. If later, the billing amount exceeds the straight-line rental revenue, the variance will be credited to accrued straight-line rents receivable. Contingent rental revenue is accrued when the contingency is removed.

Impairment of long-lived assets — Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Revenue recognition — Revenue from contracts with customers is recognized using the following five steps pursuant ASC Topic 606, Revenue from Contracts with Customers: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Products sales

The Company recognizes revenue upon transfer of control of its products to the customer, which typically occurs upon delivery of products or when the customer accepts the injection molds. The Company’s main performance obligation to its customers is the delivery of products in accordance with purchase orders. Each purchase order defines the transaction price for the products purchased under the arrangement. Acceptance of delivery of the products and molds is evidenced by goods receipt notes signed by the customer or the mold acceptance form. The Company has no remaining obligations after the customer’s acceptance of the products.

Under the terms of the contracts or purchase orders between the Company and the customer, the control of the products is transferred to the customer upon the signing of the goods receipt notes and the customer has no rights to return the products (other than for defective products). Some customers examine and pick up the products at our plant while some local customers instruct us to deliver the products to their plants nearby. Some overseas customers instruct us to deliver the products to the named port of shipment. Delivery of the products occurs at that point of time when the control of the products is transferred to the customer.

The selling price, which is specified in the purchase orders, is fixed. Under the terms of the purchase orders, upon the sale of the products to the customer and the signing of the good receipt notes, the Company has the legally enforceable right to receive full payment of the sales price. The customer’s obligation to pay the Company is not dependent on the customer selling the products or collecting cash from their customers (or end customers). The customer is required to pay under normal sales terms. The Company’s normal payment terms range from 30 days to 90 days and its sales arrangements do not have any material financing components. In addition, the Company’s customer arrangements do not produce contract assets or liabilities that are material to its consolidated financial statements. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Product returns to the Company were insignificant during past years.

Incremental costs to fulfill the Company’s customer arrangements are expensed as incurred, as the amortization period is less than one year.

The Company’s sales are net of value added tax (“VAT”) and business tax and surcharges collected on behalf of tax authorities in respect of product sales. VAT and business tax and surcharges collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Outbound freight and Handling costs:

The Company accounts for product outbound freight and handling costs as fulfillment activities and present the associated costs in selling expenses in the period in which it sells the product.

Disaggregation of Revenues:

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2022
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,014	$9,446	$10,460
PRC	20,430	14,018	34,448
United Kingdom	26	6,710	6,736
Hong Kong	1,666	9,927	11,593
Europe	209	13,212	13,421
Canada	—	5,503	5,503
Others	—	3,819	3,819
Total net sales	$23,345	$62,635	$85,980
	Year ended March 31, 2023
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,006	$11,163	$12,169
PRC	13,010	14,730	27,740
United Kingdom	2	9,106	9,108
Hong Kong	1,468	5,002	6,470
Europe	131	13,159	13,290
Canada	—	4,699	4,699
Others	—	3,861	3,861
Total net sales	$15,617	$61,720	$77,337
	Year ended March 31, 2024
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,083	$6,842	$7,925
PRC	8,202	13,919	22,121
United Kingdom	12	11,973	11,985
Hong Kong	3,031	5,194	8,225
Europe	53	9,963	10,016
Canada	—	2,988	2,988
Others	11	6,097	6,108
Total net sales	$12,392	$56,976	$69,368

Allowance for credit losses — Effective on April 1, 2020, the Company adopted Accounting Standards Update (ASU) 2016-13, “Financial Instruments-Credit Losses (Topic 326): The current expected credit losses (“CECL”) methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

The Company estimated the expected credit losses for accounts receivable with similar risk characteristics on a pool basis. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Company’s receivables. Additionally, macroeconomic factors are also considered.

Accounts receivable, net, as of March 31, 2023 and 2024 consisted of the following:

	March 31,
	2023	2024
Accounts receivable
Less: Allowance for credit losses	$15,743	$12,084
Accounts receivable, net	(39)	(98)
	$15,704	$11,986

The movement of allowance for credit losses for the years ended March 31, 2022, 2023 and 2024 was as follows:

Allowance for credit losses	Year ended March 31,
	2022	2023	2024
Balance at beginning of the year	$1,351	$268	$39
(Reversal of) provision for credit losses, net	(148)	(229)	76
Written off	(935)	—	(17)
	$268	$39	$98

The provision and reversal of credit losses for the years were charged to other income, net in consolidated statements of comprehensive income.

Shipping and handling cost — Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2022, 2023 and 2024, shipping and handling costs expensed to selling expenses were $524, $450 and $537, respectively.

Income taxes — Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any PRC tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation — The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company’s subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company’s subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than the functional currency during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of comprehensive income.

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7904, 7.7904 and 7.7904 as of March 31, 2022, 2023 and 2024, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.3924, 6.8806 and 7.1447 as of March 31, 2022, 2023 and 2024, respectively. Aggregate net foreign currency transaction loss included in other income, net was, $352, $256 and $13 for the years ended March 31, 2022, 2023 and 2024, respectively.

Post-retirement and post-employment benefits — The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.

Stock-based compensation — The Company adopts ASC No. 718, “Compensation — Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

There were no stock options granted during the year ended March 31, 2022, 2023 and 2024.

Net income per share — Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net income per share and diluted net income per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2022	2023	2024
Net income attributable to Deswell Industries, Inc.	$8,232	$2,059	$7,709
Basic weighted average common shares outstanding	15,929	15,935	15,935
Basic net income per share	$0.52	$0.13	$0.48
	Year ended March 31,
	2022	2023	2024
Basic weighted average common shares outstanding	15,929	15,935	15,935
Effect of dilutive securities – Options	206	137	64
Diluted weighted average common and potential common shares outstanding	16,135	16,072	15,999
Diluted net income per share	$0.51	$0.13	$0.48

Use of estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant accounting estimates and assumptions include, but are not limited to, those used for assessment for impairment of long-lived assets, allowance for credit losses, inventory valuation for excess and obsolete inventories, and depreciation lives of property and equipment. Management evaluates these estimates and assumptions on a regular basis. Actual results could differ from those estimates.

Fair value of financial instruments — The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements — The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 —  Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 —  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements — Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

Reclassifications — Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income, shareholders’ equity, or cash flows as previously reported.

Recently Adopted Accounting Pronouncements

In March 31, 2022, the FASB issued ASU 2022-02, Financial Instruments — Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, which eliminates the TDR accounting model for creditors that have already adopted Topic 326, which is commonly referred to as the current expected credit loss (CECL) model. Effective April 1, 2023, the Company adopted ASU 2022-02, which did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncement Not Yet Adopted

In June 30, 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which stipulates that a contractual restriction on the sale of an equity security should not be considered part of the equity security’s unit of account and, therefore, should not be considered in measuring its fair value. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023 including interim periods within those fiscal years. The Company is evaluating the impact of the adoption of ASU 2022-03, but does not expect it to have a material impact on its consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Retrospective application is permitted. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of the amendments on its consolidated financial statements.